Intangible assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	$ 481,197
Balance at the end	487,829	$ 481,197
Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	25,057
Impairment loss		380,457
Balance at the end	21,487	25,057
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	27,910
Balance at the end	20,820	27,910
Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	135,525
Balance at the end	216,624	135,525
Brand names [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	279,572
Balance at the end	227,414	279,572
Brand names [member] | Nautical Ventures Group Inc.
Reconciliation of changes in intangible assets other than goodwill [abstract]
Business acquisition		270,448
Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	9,417
Balance at the end		9,417
Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	3,716
Balance at the end	1,484	3,716
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	1,411,545	1,050,339
Additions	95,644	99,407
Business acquisition		270,448
Currency translation	(770)	(8,649)
Balance at the end	1,506,419	1,411,545
Cost | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	764,683	772,225
Currency translation	(101)	(7,542)
Balance at the end	764,582	764,683
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	76,451	76,181
Currency translation	(114)	270
Balance at the end	76,337	76,451
Cost | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	144,936	46,932
Additions	95,644	99,407
Currency translation	(550)	(1,403)
Balance at the end	240,030	144,936
Cost | Brand names [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	347,809	77,335
Business acquisition		270,448
Currency translation	(5)	26
Balance at the end	347,804	347,809
Cost | Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	62,794	62,794
Balance at the end	62,794	62,794
Cost | Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	14,872	14,872
Balance at the end	14,872	14,872
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(930,348)	(406,566)
Depreciation	88,242	143,325
Impairment loss		(380,457)
Balance at the end	(1,018,590)	(930,348)
Accumulated depreciation | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(739,626)	(276,363)
Depreciation	3,469	82,806
Impairment loss		(380,457)
Balance at the end	(743,095)	(739,626)
Accumulated depreciation | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(48,541)	(38,204)
Depreciation	6,976	10,337
Balance at the end	(55,517)	(48,541)
Accumulated depreciation | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(9,411)	(947)
Depreciation	13,995	8,464
Balance at the end	(23,406)	(9,411)
Accumulated depreciation | Brand names [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(68,237)	(42,055)
Depreciation	52,153	26,182
Balance at the end	(120,390)	(68,237)
Accumulated depreciation | Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(53,377)	(40,817)
Depreciation	9,417	12,560
Balance at the end	(62,794)	(53,377)
Accumulated depreciation | Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(11,156)	(8,180)
Depreciation	2,232	2,976
Balance at the end	$ (13,388)	$ (11,156)